Form N-1A Cover	Oct. 23, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 23, 2025
Prospectus Date	Nov. 01, 2025